IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2019

Shares	Description	Fair Value

COMMON STOCKS — 59.8%
Bermuda — 0.7%
1,096,700	Jardine Strategic Holdings Ltd.	$41,817,171

China — 0.9%
131,180	Baidu Inc., ADR (a)	15,395,285
22,324,640	Clear Media Ltd.	12,946,045
472,356	SINA Corp. (a)	20,372,714
47,029,000	Springland International Holdings Ltd.	9,211,103

		57,925,147

France — 7.1%
146,419	Alten SA	17,548,369
17,064,367	Bolloré SA	75,287,111
6,669,348	Bureau Veritas SA	164,718,327
1,674,599	Criteo SA, ADR (a)	28,819,849
32,337	Financière de l’Odet SA	30,519,439
77,548	Ipsos SA	2,045,772
1,067,222	Sodexo SA	124,751,739
118,154	Wendel SA	16,108,917

		459,799,523

Germany — 2.5%
2,153,380	Bayerische Motoren Werke AG	159,379,944

Hong Kong — 0.2%
9,096,658	Hongkong & Shanghai Hotels Ltd.	11,854,523

Ireland — 2.2%
34,686,441	AIB Group Plc	141,833,280

Japan — 6.9%
505,400	ASKUL Corp.	10,795,680
9,966,800	Astellas Pharma Inc.	141,900,830
560,800	Benesse Holdings Inc.	13,045,368
2,007,000	F@N Communications Inc.	10,443,139
107,900	FANUC Corp.	19,945,713
291,200	Icom Inc.	6,557,841
215,100	Medikit Co., Ltd.	11,810,898
3,894,100	Miraca Holdings Inc. (b)	88,489,960
123,100	Nitto Kohki Co., Ltd.	2,409,136
261,000	Okinawa Cellular Telephone Co.	8,279,182
1,193,700	Rohto Pharmaceutical Co., Ltd.	32,373,777
266,900	Seven & i Holdings Co., Ltd.	9,030,758
371,700	Sony Corp.	19,471,888
287,700	Techno Medica Co., Ltd.	5,662,472
21,102,600	Yahoo Japan Corp.	61,850,592

		442,067,234

Malaysia — 0.2%
19,325,400	Genting Malaysia Berhad	15,151,675

Mexico — 1.5%
22,879,621	Grupo México SAB de CV, Series ‘B’	60,936,827
3,156,342	Promotora y Operadora de Infraestructura SAB de CV, Series ‘A’	31,422,407
509,653	Promotora y Operadora de Infraestructura SAB de CV, Series ‘L’	3,186,369

		95,545,603

Netherlands — 2.8%
782,773	Airbus SE	110,976,585

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2019

Shares	Description	Fair Value

Netherlands — 2.8% (continued)
2,999,165	Royal Boskalis Westminster N.V.	$69,264,229

		180,240,814

Singapore — 0.5%
27,538,299	First Resources Ltd.	32,362,081

South Africa — 0.2%
3,195,173	Net 1 U.E.P.S. Technologies Inc. (a)(b)	12,780,692

South Korea — 6.7%
662,701	Daou Technology Inc.	12,454,520
234,161	Hyundai Mobis Co., Ltd.	47,758,988
655,752	Hyundai Motor Co.	79,509,185
3,154,378	Kangwon Land Inc.	82,639,704
94,283	KIWOOM Securities Co., Ltd.	6,663,051
620,116	KT&G Corp.	52,900,382
3,732,929	Samsung Electronics Co., Ltd.	151,948,784

		433,874,614

Switzerland — 5.4%
2,061,495	Compagnie Financière Richemont SA	174,937,765
1,234,451	Nestlé SA	127,795,142
3,990,244	UBS Group AG	47,415,315

		350,148,222

Thailand — 0.1%
22,369,100	Thaicom PCL (a)	4,412,914

United Kingdom — 2.4%
2,917,013	Antofagasta Plc	34,436,648
659,927	Inchcape Plc	5,162,535
8,535,810	Millennium & Copthorne Hotels Plc	74,254,315
3,219,625	WPP Plc	40,486,907

		154,340,405

United States — 19.2%
920,335	Acuity Brands Inc.	126,923,400
10,049	Alphabet Inc., Class ‘A’ (a)	10,881,057
31,717	Alphabet Inc., Class ‘C’ (a)	34,283,223
942,377	Astronics Corp. (a)	37,902,403
5,815,830	Bank of America Corp.	168,659,070
651	Berkshire Hathaway Inc., Class ‘A’ (a)	207,245,850
268,954	Berkshire Hathaway Inc., Class ‘B’ (a)	57,332,924
1,829,716	Cimarex Energy Co.	108,557,050
428,240	Goldman Sachs Group Inc.	87,617,904
1,861,771	LKQ Corp. (a)	49,541,726
348,230	Mastercard Inc., Class ‘A’	92,117,282
3,596,265	News Corp., Class ‘A’	48,513,615
408,667	Oracle Corp.	23,281,759
3,459,590	Qurate Retail, Inc. (a)	42,864,320
2,544,450	Schlumberger Ltd.	101,116,443
322,981	United Technologies Corp.	42,052,126

		1,238,890,152

Uruguay — 0.3%
2,905,540	Arcos Dorados Holdings Inc., Class ‘A’	21,152,331

	TOTAL COMMON STOCKS
	(Cost — $3,203,172,569)	3,853,576,325

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2019

Principal
Amount		Description	Fair Value

CORPORATE NOTES & BONDS — 2.2%
South Africa — 0.6%
35,068,000	USD	Gold Fields Orogen Holding (BVI) Ltd., 4.875% due 10/7/2020 (c)	$35,702,731

United Kingdom — 1.2%
		EnscoRowan Plc:
7,391,000	USD	8% due 1/31/2024	6,300,827
9,085,000	USD	4.5% due 10/1/2024	6,813,750
5,856,000	USD	5.2% due 3/15/2025	4,326,120
3,494,000	USD	7.75% due 2/1/2026	2,620,500
		Rowan Cos., Inc.:
17,328,000	USD	4.875% due 6/1/2022	16,028,400
16,336,000	USD	4.75% due 1/15/2024	12,497,040
34,901,000	USD	7.375% due 6/15/2025	27,222,780

			75,809,417

United States — 0.4%
19,963,000	USD	Era Group Inc., 7.75% due 12/15/2022	19,963,000
10,154,753	USD	Tidewater Inc., 8% due 8/1/2022	10,637,104

			30,600,104

		TOTAL CORPORATE NOTES & BONDS
		(Cost — $146,466,339)	142,112,252

CONVERTIBLE BONDS — 0.1%
United Kingdom — 0.1%
4,773,000	USD	Ensco Jersey Finance Ltd., 3% due 1/31/2024	3,734,048

		TOTAL CONVERTIBLE BONDS
		(Cost — $5,085,784)	3,734,048

Ounces

COMMODITIES — 6.2%
284,756		Gold Bullion (a)	401,918,227

		TOTAL COMMODITIES
		(Cost — $401,625,218)	401,918,227

Principal
Amount

SHORT-TERM INVESTMENTS — 31.6%
Commercial Paper — 31.5%
		Apple Inc.:
50,000,000	USD	2.3% due 8/1/2019 (c)	49,890,020
50,000,000	USD	2.3% due 8/2/2019 (c)	49,886,834
50,000,000	USD	AutoZone Inc., 2.46% due 7/9/2019 (c)	49,961,576
50,000,000	USD	BMW U.S. Capital LLC, 2.32% due 8/26/2019 (c)	49,804,972
		Chevron Corp.:
50,000,000	USD	2.38% due 7/2/2019 (c)	49,987,189
50,000,000	USD	2.36% due 7/3/2019 (c)	49,983,979
18,400,000	USD	2.28% due 7/9/2019 (c)	18,386,985
31,600,000	USD	2.29% due 7/9/2019 (c)	31,577,647
50,000,000	USD	2.34% due 7/15/2019 (c)	49,945,222
		Cisco Systems Inc.:
50,000,000	USD	2.42% due 7/18/2019 (c)	49,935,834
50,000,000	USD	2.42% due 7/25/2019 (c)	49,913,375
		Colgate-Palmolive Co.:
13,400,000	USD	2.34% due 7/8/2019 (c)	13,391,398

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2019

Principal
Amount		Description	Fair Value

Commercial Paper — 31.5% (continued)
2,600,000	USD	2.35% due 7/8/2019 (c)	$2,598,331
17,200,000	USD	Diageo Capital Plc, 2.48% due 7/2/2019 (c)	17,195,291
37,000,000	USD	Dover Corp., 2.5% due 7/5/2019 (c)	36,981,949
		Duke Energy Corp.:
14,000,000	USD	2.5% due 7/1/2019 (c)	13,997,079
35,000,000	USD	2.51% due 7/9/2019 (c)	34,973,104
25,000,000	USD	2.54% due 7/9/2019 (c)	24,980,788
50,000,000	USD	2.51% due 7/10/2019 (c)	49,958,066
		Engie SA:
50,000,000	USD	2.46% due 7/9/2019 (c)	49,963,730
35,000,000	USD	2.5% due 7/15/2019 (c)	34,960,730
50,000,000	USD	2.45% due 8/12/2019 (c)	49,847,813
		Exxon Mobil Corp.:
50,000,000	USD	2.35% due 7/2/2019	49,987,189
50,000,000	USD	2.38% due 7/5/2019	49,977,541
50,000,000	USD	2.35% due 7/11/2019	49,958,147
50,000,000	USD	2.28% due 7/16/2019	49,942,000
24,900,000	USD	Florida Power & Light Co., 2.49% due 7/9/2019 (c)	24,880,036
		GlaxoSmithKline LLC:
50,000,000	USD	2.38% due 7/3/2019 (c)	49,983,583
50,000,000	USD	2.41% due 8/13/2019 (c)	49,845,134
50,000,000	USD	2.4% due 8/21/2019 (c)	49,818,800
50,000,000	USD	2.4% due 8/28/2019 (c)	49,795,904
50,000,000	USD	2.37% due 8/29/2019 (c)	49,792,559
		LVMH Moët Hennessy Louis Vuitton SE:
50,000,000	USD	2.51% due 7/3/2019 (c)	49,983,701
60,000,000	USD	2.5% due 7/12/2019 (c)	59,944,957
24,900,000	USD	2.37% due 7/19/2019 (c)	24,865,721
50,000,000	USD	2.38% due 7/22/2019 (c)	49,921,334
50,000,000	USD	2.38% due 7/24/2019 (c)	49,914,778
		McDonald’s Corp.:
25,600,000	USD	2.4% due 7/2/2019 (c)	25,593,284
50,000,000	USD	2.41% due 7/18/2019 (c)	49,939,084
		Siemens Captal Co. LLC:
50,000,000	USD	2.31% due 7/26/2019 (c)	49,909,389
50,000,000	USD	2.31% due 7/29/2019 (c)	49,899,681
100,000,000	USD	Total Fina Elf Capital SA, 2.39% due 7/8/2019 (c)	99,934,639
		United Healthcare Corp.:
29,200,000	USD	2.52% due 7/15/2019 (c)	29,165,679
19,800,000	USD	2.53% due 7/17/2019 (c)	19,773,948
23,200,000	USD	2.51% due 7/19/2019 (c)	23,166,207
		United Parcel Service Inc.:
50,000,000	USD	2.05% due 7/10/2019 (c)	49,962,233
50,000,000	USD	2.13% due 7/15/2019 (c)	49,946,403
50,000,000	USD	Walmart Inc., 2.4% due 7/1/2019 (c)	49,990,354

			2,034,014,197

Treasury Bills — 0.1%
4,000,000	USD	U.S. Treasury Bill, due 9/5/2019 (d)	3,984,726

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $2,038,399,244)	2,037,998,923

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2019

TOTAL INVESTMENTS — 99.9% (Cost — $5,794,749,154)	$6,439,339,775
Other Assets In Excess of Liabilities — 0.1%	8,583,035

TOTAL NET ASSETS — 100.0%	$6,447,922,810

The IVA Worldwide Fund had the following open forward foreign currency contracts at June 30, 2019:

		SETTLEMENT
FOREIGN		DATES	LOCAL CURRENCY		USD	USD VALUE AT	NET UNREALIZED
CURRENCY	COUNTERPARTY	THROUGH	AMOUNT		EQUIVALENT	JUNE 30, 2019	DEPRECIATION

Contracts to Sell:
Australian dollar	Sate Street Bank & Trust Co.	09/09/2019	AUD	27,824,000	$19,407,429	$19,574,950	$(167,521)
British pound	Sate Street Bank & Trust Co.	09/09/2019	GBP	60,071,000	76,378,805	76,524,514	(145,709)
euro	Sate Street Bank & Trust Co.	09/09/2019	EUR	82,751,000	93,463,531	94,607,275	(1,143,744)
Japanese yen	Sate Street Bank & Trust Co.	09/09/2019	JPY	11,962,800,000	111,174,964	111,513,748	(338,784)
South Korean won	Sate Street Bank & Trust Co.	07/08/2019	KRW	262,333,000,000	221,827,353	226,673,670	(4,846,317)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(6,642,075)

Abbreviations used in this schedule:
ADR	-	American Depositary Receipt
AUD	-	Australian dollar
EUR	-	euro
GBP	-	British pound
JPY	-	Japanese yen
KRW	-	South Korean won
USD	-	United States dollar

(a)	Non-income producing investment.
(b)
Issuer of the security is an affiliate of the IVA Worldwide Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA Worldwide Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates

	SHARES			SHARES
	HELD AT			HELD AT	FAIR VALUE		CHANGE IN
	SEPTEMBER	SHARE	SHARE	JUNE 30,	AT	REALIZED	UNREALIZED	DIVIDEND
SECURITY	30, 2018	ADDITIONS	REDUCTIONS	2019	JUNE 30, 2019	LOSS	DEPRECIATION	INCOME*

Miraca Holdings Inc. **	2,133,000	1,981,800	220,700	3,894,100	$88,489,960	$(1,805,592)	$(7,016,937)	$2,201,031
Net 1 U.E.P.S. Technologies Inc.	3,290,360	–	95,187	3,195,173	12,780,692	(548,157)	(12,655,345)	–

Total					$101,270,652	$(2,353,749)	$(19,672,282)	$2,201,031

*	Dividend income is gross of withholding taxes.
**	Non-affiliated at September 30, 2018.

(c)
Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.

(d)
This security is held at the custodian as collateral for forward foreign currency contracts sold. As of June 30, 2019, portfolio securities valued at $3,984,726 were segregated, of which $3,984,726 is used to cover collateral requirements.

Sector Allocation (As a Percent of Total Net Assets)

Consumer Discretionary	14.5%
Industrials	11.1%
Financials	7.2%
Gold & Gold Mining	6.8%
Holding Company	5.0%
Energy	5.0%
Technology	4.7%

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2019

Communication Services	4.6%
Health Care	4.3%
Consumer Staples	3.6%
Materials	1.5%
Short-Term Investments	31.6%
Other(a)	0.1%

(a) Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2019

Shares	Description	Fair Value

COMMON STOCKS — 73.1%
Australia — 0.3%
26,949,833	WPP AUNZ Ltd.	$9,081,662

Belgium — 0.4%
269,038	D’Ieteren SA/NV	12,359,296

Bermuda — 1.0%
804,326	Jardine Strategic Holdings Ltd.	30,668,950

China — 2.3%
122,476	Baidu Inc., ADR (a)	14,373,783
32,180,030	Clear Media Ltd. (b)	18,661,180
57,326,000	Phoenix Media Investment (Holdings) Ltd.	5,210,320
3,790,034	Phoenix New Media Ltd., ADR (a)(b)	12,317,611
295,725	SINA Corp. (a)	12,754,619
36,464,000	Springland International Holdings Ltd.	7,141,841

		70,459,354

France — 9.5%
112,410	Alten SA	13,472,379
9,663,070	Bolloré SA	42,632,969
3,713,209	Bureau Veritas SA	91,708,151
1,048,285	Criteo SA, ADR (a)	18,040,985
26,797	Financière de l’Odet SA	25,290,825
1,565,775	Groupe SFPI SA	4,095,019
470,286	Ipsos SA	12,406,485
5,705	Robertet SA-CI	3,520,580
608,142	Sodexo SA	71,088,088
57,752	Wendel SA	7,873,810

		290,129,291

Germany — 2.7%
1,112,659	Bayerische Motoren Werke AG	82,352,176

Hong Kong — 2.0%
57,575,000	APT Satellite Holdings Ltd. (b)	23,437,728
20,753,000	Asia Satellite Telecommunications Holdings Ltd. (b)	24,972,567
9,654,416	Hongkong & Shanghai Hotels Ltd.	12,581,378

		60,991,673

India — 0.8%
327,761	Bajaj Holdings and Investment Ltd.	17,117,502
36,749,007	South Indian Bank Ltd.	6,947,587

		24,065,089

Indonesia — 0.2%
261,784,800	PT Bank Bukopin Tbk (a)	5,781,409

Ireland — 2.6%
19,483,881	AIB Group Plc	79,669,827

Japan — 13.7%
439,070	Arcland Sakamoto Co., Ltd.	5,371,547
496,300	ASKUL Corp.	10,601,298
6,237,000	Astellas Pharma Inc.	88,798,358
66,500	The Bank of Okinawa Ltd.	2,023,095
401,800	Benesse Holdings Inc.	9,346,700
584,000	Doshisha Co., Ltd.	9,219,200
409,500	EPS Holdings Inc.	6,350,545
3,990,400	F@N Communications Inc. (b)	20,763,478

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2019

Shares	Description	Fair Value

Japan — 13.7% (continued)
68,500	FANUC Corp.	$12,662,477
1,590,500	Fujitec Co., Ltd.	20,770,987
1,070,800	Hi-Lex Corp.	17,331,039
303,300	Icom Inc.	6,830,333
98,400	Medikit Co., Ltd.	5,403,033
2,003,100	Miraca Holdings Inc.	45,518,666
203,500	Nitto Kohki Co., Ltd.	3,982,609
244,200	Okinawa Cellular Telephone Co.	7,746,269
504,800	Retail Partners Co., Ltd.	5,567,010
877,500	Rohto Pharmaceutical Co., Ltd.	23,798,266
389,400	San-A Co., Ltd.	15,548,551
10,395	Secom Joshinetsu Co., Ltd.	339,381
218,700	Seven & i Holdings Co., Ltd.	7,399,876
470,475	Shingakukai Holdings Co., Ltd.	2,570,234
283,350	Shofu Inc.	3,592,630
900	SK Kaken Co., Ltd.	400,686
211,300	Sony Corp.	11,069,169
326,100	Sumitomo Seika Chemicals Co., Ltd.	9,935,895
530,700	Techno Medica Co., Ltd. (b)	10,445,164
226,500	Transcosmos Inc.	5,054,575
11,183,500	Yahoo Japan Corp.	32,778,241
744,400	Yondoshi Holdings Inc.	17,088,439

		418,307,751

Malaysia — 0.5%
18,265,900	Genting Malaysia Berhad	14,320,996

Mexico — 3.9%
1,903,072	Corporativo Fragua, SAB de CV	25,282,414
11,376,820	Grupo Comercial Chedraui SAB de CV	19,204,635
10,978,289	Grupo México SAB de CV, Series ‘B’	29,239,212
2,408,810	Promotora y Operadora de Infraestructura SAB de CV, Series ‘A’	23,980,484
582,581	Promotora y Operadora de Infraestructura SAB de CV, Series ‘L’	3,642,317
5,567,500	Quálitas Controladora, SAB de CV	15,623,083

		116,972,145

Netherlands — 3.6%
413,358	Airbus SE	58,603,272
2,188,424	Royal Boskalis Westminster N.V.	50,540,568

		109,143,840

Singapore — 3.7%
36,074,500	First Resources Ltd.	42,393,537
6,693,720	Haw Par Corp. Ltd.	69,856,117

		112,249,654

South Africa — 0.3%
2,514,828	Net 1 U.E.P.S. Technologies Inc. (a)	10,059,312

South Korea — 11.6%
1,159,619	Daou Technology Inc.	21,793,385
261,868	DONGKOOK Pharmaceutical Co., Ltd.	13,244,785
92,348	Fursys Inc.	2,567,333
175,171	Hyundai Mobis Co., Ltd.	35,727,511
411,625	Hyundai Motor Co.	49,909,063
2,244,490	Kangwon Land Inc.	58,802,081
127,216	KIWOOM Securities Co., Ltd.	8,990,452
439,184	KT&G Corp.	37,465,573
1,459,141	Kyung Dong Pharmaceutical Co., Ltd. (b)	11,423,925

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2019

Shares		Description	Fair Value

South Korea — 11.6% (continued)
2,158,261		Samsung Electronics Co., Ltd.	$87,851,961
1,733,844		WHANIN Pharmaceutical Co., Ltd. (b)	26,428,489

			354,204,558

Switzerland — 6.4%
1,063,236		Compagnie Financière Richemont SA	90,225,845
736,810		Nestlé SA	76,277,421
2,470,585		UBS Group AG	29,357,495

			195,860,761

Thailand — 0.2%
22,492,800		Thaicom PCL (a)	4,437,318

United Arab Emirates — 0.3%
15,757,570		Emaar Malls PJSC	8,710,573

United Kingdom — 4.1%
1,867,568		Antofagasta Plc	22,047,478
34,051,753		Avanti Communications Group Plc (a)	736,229
303,358		Inchcape Plc	2,373,136
5,929,783		Millennium & Copthorne Hotels Plc	51,584,089
9,039,185		Mitie Group Plc	16,794,226
2,360,612		WPP Plc	29,684,786

			123,219,944

United States — 2.5%
2,112,210		News Corp., Class ‘A’	28,493,713
1,216,130		Schlumberger Ltd.	48,329,006

			76,822,719

Uruguay — 0.5%
2,109,655		Arcos Dorados Holdings Inc., Class ‘A’	15,358,288

		TOTAL COMMON STOCKS
		(Cost — $2,146,106,289)	2,225,226,586

PREFERRED STOCKS — 0.8%

Germany — 0.8%

73,440		KSB SE & Co. KgaA Vorzug	25,386,626

		TOTAL PREFERRED STOCKS
		(Cost — $28,386,747)	25,386,626

Principal
Amount

CORPORATE NOTES & BONDS — 1.9%
South Africa — 0.6%
17,291,000	USD	Gold Fields Orogen Holding (BVI) Ltd., 4.875% due 10/7/2020 (c)	17,603,967

United Kingdom — 1.3%
6,666,912	USD	Avanti Communications Group Plc, 9% due 10/1/2022 (9% PIK) (c)(d)	2,500,092
		EnscoRowan Plc:
510,000	USD	8% due 1/31/2024	434,775
3,819,000	USD	4.5% due 10/1/2024	2,864,250
6,704,000	USD	5.2% due 3/15/2025	4,952,580
		Rowan Cos., Inc.:
8,168,000	USD	4.875% due 6/1/2022	7,555,400
8,844,000	USD	4.75% due 1/15/2024	6,765,660

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2019

Principal
Amount		Description	Fair Value

United Kingdom — 1.3% (continued)
19,865,000	USD	7.375% due 6/15/2025	$15,494,700

			40,567,457

		TOTAL CORPORATE NOTES & BONDS
		(Cost — $66,108,307)	58,171,424

CONVERTIBLE BONDS — 0.2%
United Kingdom — 0.2%
7,412,000	USD	Ensco Jersey Finance Ltd., 3% due 1/31/2024	5,798,609

		TOTAL CONVERTIBLE BONDS
		(Cost — $9,280,370)	5,798,609

SUPRANATIONAL BONDS — 0.2%
Luxembourg — 0.2%
36,500,000	NOK	European Investment Bank, 1.125% due 5/15/2020	4,271,370

		TOTAL SUPRANATIONAL BONDS
		(Cost — $4,431,295)	4,271,370

Ounces

COMMODITIES — 7.4%
159,897		Gold Bullion (a)	225,686,483

		TOTAL COMMODITIES
		(Cost — $228,235,804)	225,686,483

Principal
Amount

SHORT-TERM INVESTMENTS — 15.3%
Commercial Paper — 15.2%
25,000,000	USD	AutoZone Inc., 2.47% due 7/1/2019 (c)	24,994,783
		Chevron Corp.:
25,000,000	USD	2.28% due 7/9/2019 (c)	24,982,316
25,000,000	USD	2.27% due 7/11/2019 (c)	24,979,074
14,300,000	USD	Diageo Capital Plc, 2.48% due 7/2/2019 (c)	14,296,085
		Duke Energy Corp.:
25,000,000	USD	2.47% due 7/1/2019 (c)	24,994,783
10,000,000	USD	2.54% due 7/9/2019 (c)	9,992,315
20,000,000	USD	Engie SA, 2.5% due 7/15/2019 (c)	19,977,560
25,000,000	USD	Exxon Mobil Corp., 2.28% due 7/16/2019	24,971,000
		GlaxoSmithKline LLC:
50,000,000	USD	2.415% due 7/3/2019 (c)	49,983,584
25,000,000	USD	2.36% due 7/17/2019 (c)	24,968,254
		LVMH Moët Hennessy Louis Vuitton SE:
37,600,000	USD	2.4% due 7/15/2019 (c)	37,558,097
15,000,000	USD	2.37% due 7/19/2019 (c)	14,979,350
		McDonald’s Corp.:
14,400,000	USD	2.4% due 7/2/2019 (c)	14,396,222
25,000,000	USD	2.4% due 7/12/2019 (c)	24,978,738
		Nestlé Capital Corp.:
25,000,000	USD	2.29% due 7/2/2019 (c)	24,993,695
25,000,000	USD	2.27% due 7/5/2019 (c)	24,988,965
25,000,000	USD	United Healthcare Corp., 2.48% due 7/10/2019 (c)	24,979,300
25,000,000	USD	Walmart Inc., 2.29% due 7/8/2019 (c)	24,983,861

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2019

Principal
Amount		Description	Fair Value

Commercial Paper — 15.2% (continued)
25,000,000	USD	WEC Energy Group Inc., 2.55% due 7/10/2019 (c)	$24,979,033

			460,977,015

Treasury Bills — 0.1%
4,000,000	USD	U.S. Treasury Bill, due 9/5/2019 (e)	3,984,726

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $465,049,565)	464,961,741

		TOTAL INVESTMENTS — 98.9% (Cost — $2,947,598,377)	3,009,502,839
		Other Assets In Excess of Liabilities — 1.1%	34,348,584

		TOTAL NET ASSETS — 100.0%	$3,043,851,423

The IVA International Fund had the following open forward foreign currency contracts at June 30, 2019:

		SETTLEMENT
FOREIGN		DATES	LOCAL CURRENCY		USD	USD VALUE AT	NET UNREALIZED
CURRENCY	COUNTERPARTY	THROUGH	AMOUNT		EQUIVALENT	JUNE 30, 2019	DEPRECIATION

Contracts to Sell:
Australian dollar	State Street Bank & Trust Co.	09/09/2019	AUD	21,067,000	$14,694,066	$14,821,214	$(127,148)
British pound	State Street Bank & Trust Co.	09/09/2019	GBP	57,747,000	73,421,244	73,563,967	(142,723)
euro	State Street Bank & Trust Co.	09/09/2019	EUR	53,537,000	60,467,632	61,207,595	(739,963)
Japanese yen	State Street Bank & Trust Co.	09/09/2019	JPY	15,954,800,000	148,297,990	148,726,013	(428,023)
South Korean won	State Street Bank & Trust Co.	07/08/2019	KRW	213,338,000,000	180,462,080	184,338,636	(3,876,556)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(5,314,413)

Abbreviations used in this schedule:
ADR	-	American Depositary Receipt
AUD	-	Australian dollar
CI	-	Investment certificates (non-voting)
EUR	-	euro
GBP	-	British pound
JPY	-	Japanese yen
KRW	-	South Korean won
NOK	-	Norwegian krone
NV	-	Non-voting
PIK	-	Payment-in-kind
USD	-	United States dollar

(a)	Non-income producing investment.
(b)	Issuer of the security is an affiliate of the IVA International Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA International Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates

SECURITY	SHARES HELD AT SEPTEMBER 30, 2018	SHARE ADDITIONS	SHARE REDUCTIONS	SHARES HELD AT JUNE 30, 2019	FAIR VALUE AT JUNE 30, 2019	REALIZED GAIN/ (LOSS)	CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION)	DIVIDEND INCOME*

APT Satellite
Holdings Ltd.	51,262,000	6,313,000	—	57,575,000	$23,437,728	—	$2,591,814	$845,022
Asia Satellite
Telecommunications
Holdings Ltd.**	15,821,000	4,932,000	—	20,753,000	24,972,567	—	9,354,624	530,540
Clear Media Ltd.	40,065,030	—	7,885,000	32,180,030	18,661,180	$2,889,129	(7,241,908)	706,683

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2019

F@N
Communications Inc.	4,019,800	—	29,400	3,990,400	20,763,478	(58,110)	(3,649,059)	692,284
Kyung Dong
Pharmaceutical Co.,
Ltd. **	776,276	695,209	12,344	1,459,141	11,423,925	(56,113)	(4,670,440)	328,957
Phoenix New Media
Ltd., ADR**	2,342,006	1,448,028	—	3,790,034	12,317,611	—	(3,685,902)	—
Techno Medica Co.,
Ltd.	556,900	—	26,200	530,700	10,445,164	(28,848)	619,459	231,715
WHANIN
Pharmaceutical Co.,
Ltd.	1,607,014	161,795	34,965	1,733,844	26,428,489	(99,494)	(6,441,111)	421,028

Total					$148,450,142	$2,646,564	$(13,122,523)	$3,756,229

* Dividend income is gross of withholding taxes.
** Non-affiliated at September 30, 2018.

(c)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(d)	Payment-in-kind security for which the issuer may pay interest with additional debt securities or cash.
(e)	This security is held at the custodian as collateral for forward foreign currency contracts sold. As of June 30, 2019, portfolio securities valued at $3,984,726 were segregated, of which $3,984,726 is used to cover collateral requirements.

Sector Allocation (As a Percent of Total Net Assets)

Consumer Discretionary	19.2%
Industrials	12.4%
Health Care	10.0%
Communication Services	9.0%
Gold & Gold Mining	8.0%
Consumer Staples	7.8%
Financials	6.2%
Technology	4.2%
Energy	3.0%
Materials	2.1%
Holding Company	1.3%
Real Estate	0.3%
Supranational Bonds	0.1%
Short-Term Investments	15.3%
Other(a)	1.1%

(a)	Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

Notes to Schedules of Investments (unaudited)	IVA Funds

Note 1 - Organization and Significant Accounting Policies

IVA Fiduciary Trust (the “Trust”) consists of the IVA Worldwide Fund (the “Worldwide Fund”) and IVA International Fund (the “International Fund”) (each, a “Fund” and, together, the “Funds”). The Worldwide Fund and the International Fund are each a diversified investment portfolio of the Trust, an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a Massachusetts business trust. The Funds commenced investment operations on October 1, 2008. The Worldwide Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets. The International Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world.

The following are significant accounting policies followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). In accordance with U.S. GAAP, each Fund has been defined as an investment company and as such complies with investment company and reporting guidance of the Financial Accounting Standards Board. As of result, there are no changes to measurement or disclosure required in the Funds’ financial statements.

Valuation of the Funds. The net asset value per share (“NAV”) of a Fund’s shares of a particular class is calculated each day that the New York Stock Exchange (“NYSE”) is open.

Listed equity securities are generally valued at the last sale price on the exchange that is the primary market for such securities. Equity securities listed on the NASDAQ Stock Exchange (“NASDAQ”) are generally valued using the NASDAQ Official Closing Price (“NOCP”). If no sales or NOCPs are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long and short positions, respectively. Over-the-counter (“OTC”) equity securities not listed on NASDAQ are generally valued at the mean of the last available bid and asked quotations on the market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively.

Precious metals, including gold bullion, are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Debt securities, other than commercial paper, for which market quotations are readily available are generally valued at the evaluated mean primarily based on the last bid and asked prices received from an independent pricing service. When no asked price is available, debt securities are valued at the evaluated bid price alone. Commercial paper is generally valued at the evaluated bid price provided by an independent pricing service. An evaluated price may include a variety of factors including the issue’s coupon rate, maturity, credit rating, yield, trade data, quoted prices of similar fixed income securities, and any other relevant market or security specific information.

Forward foreign currency contracts are valued at the current cost of offsetting such contracts.

The value of any investment that is listed or traded on more than one exchange or market is based on the exchange or market determined by International Value Advisers, LLC (the “Adviser”) to be the primary trading venue for that investment. A quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for a particular investment may be relied upon in instances where a quotation is not available on the primary exchange or market.

Notes to Schedules of Investments (unaudited)	IVA Funds

The Board of Trustees of the Trust (the “Board”) has established a Pricing and Fair Valuation Committee (the “Committee”) comprised of officers of the Adviser to which it has delegated the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. The Committee may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Committee may determine that there has been a significant decrease in the volume and level of activity for an asset or liability whereby transactions or quoted prices may not be determinative of fair value. The Committee may determine the fair value of investments based on information provided by pricing services and other third parties, including broker-dealers and other market intermediaries, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. For securities that do not trade during NYSE hours or securities for which there is a foreign market holiday when the NYSE is open, fair valuation determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds.

Fair Value Measurement. The Funds adhere to U.S. GAAP fair value accounting standards that establish a single definition of fair value, create a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ assets and liabilities, and require additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1 – last traded/quoted prices in active markets for identical unrestricted investments

•
Level 2 – other significant observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, other observable market data, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Worldwide Fund’s assets and liabilities at fair value:

	Last
	Traded/Quoted
	Prices in Active
	Markets for
	Identical		Significant
	Unrestricted	Other Significant	Unobservable
	Investments	Observable Inputs	Inputs
ASSETS	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks:
Foreign	$2,614,686,173	$—	$—	$2,614,686,173
United States	1,238,890,152	—	—	1,238,890,152
Corporate notes & bonds	—	142,112,252	—	142,112,252
Convertible bonds	—	3,734,048	—	3,734,048
Commodities	401,918,227	—	—	401,918,227
Short-term investments	—	2,037,998,923	—	2,037,998,923

Total assets	$4,255,494,552	$2,183,845,223	$—	$6,439,339,775

LIABILITIES

Unrealized depreciation on
open forward foreign
currency contracts	—	$6,642,075	—	$6,642,075

For the year ended September 30, 2018 and the period ended June 30, 2019, there were no level 3 assets or liabilities held in the Worldwide Fund.

Notes to Schedules of Investments (unaudited)	IVA Funds

The following is a summary of the inputs used in valuing the International Fund’s assets and liabilities at fair value:

	Last
	Traded/Quoted
	Prices in Active
	Markets for
	Identical		Significant
	Unrestricted	Other Significant	Unobservable
	Investments	Observable Inputs	Inputs
ASSETS	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks:
Foreign	$2,136,172,714	$12,231,153	$—	$2,148,403,867
United States	76,822,719	—	—	76,822,719
Preferred stocks	25,386,626	—	—	25,386,626
Corporate notes & bonds	—	58,171,424	—	58,171,424
Convertible bonds	—	5,798,609	—	5,798,609
Supranational bonds	—	4,271,370	—	4,271,370
Commodities	225,686,483	—	—	225,686,483
Short-term investments	—	464,961,741	—	464,961,741

Total assets	$2,464,068,542	$545,434,297	$—	$3,009,502,839

LIABILITIES

Unrealized depreciation on
open forward foreign
currency contracts	—	$5,314,413	—	$5,314,413

For the year ended September 30, 2018 and the period ended June 30, 2019, there were no level 3 assets or liabilities held in the International Fund.

Foreign Currency Translation. Portfolio securities and other assets and liabilities initially valued in currencies other than the U.S. dollar are translated to U.S. dollars using exchange rates obtained from pricing services.

Portfolio Transactions. Portfolio transactions are recorded on a trade date basis.

Forward Foreign Currency Contracts. Each Fund engages in buying and selling forward foreign currency contracts to seek to manage the exposure of investments denominated in non-U.S. currencies against fluctuations in relative value. A forward foreign currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, at a price set at the time of the contract.

Foreign Investment Risk. Each Fund invests in foreign investments. Foreign investments can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the investments in such Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Note 2 - Derivative Instruments and Hedging Activities

The Funds enter into transactions involving derivative financial instruments in connection with their investing activities. During the period ended June 30, 2019, these instruments included forward foreign currency contracts. These instruments are subject to various risks similar to non-derivative instruments including market, credit and liquidity risks.

Notes to Schedules of Investments (unaudited)	IVA Funds

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in investments. Specifically, derivative instruments expose a Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. During the period ended June 30, 2019, the Funds had exposure to OTC derivatives in the form of forward foreign currency contracts.

The following summary for each Fund is grouped by risk type and provides information about the fair value of derivatives at June 30, 2019.

Worldwide Fund

Risk-Type Category		Fair Value

Foreign exchange	Unrealized depreciation on open forward foreign currency contracts	$6,642,075

International Fund

Risk-Type Category		Fair Value

Foreign exchange	Unrealized depreciation on open forward foreign currency contracts	$5,314,413

During the period ended June 30, 2019, the Worldwide Fund had average notional values of $436,266,523 on open forward foreign currency contracts to sell.

During the period ended June 30, 2019, the International Fund had average notional values of $414,669,246 on open forward foreign currency contracts to sell.